CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)		9 Months Ended			12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)		$ 12,881,054	$ (19,865,554)		$ (28,423,084)		$ (10,860,317)	[1],[2]
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share-based compensation expense		6,474,227	3,372,447		3,412,977		1,305,829	[1]
Provision for doubtful accounts	[1]						145,512
Depreciation and amortization		1,420,480	314,737		352,332	[2]	308,102	[1],[2]
Non-cash interest expense		2,265,921	0		698,385
Equity in losses of equity method investees		606,390	44,316		180,625		129,193	[1],[2]
Loss on disposal of assets	[1]						688,098
Digital currency received as payment for services		(40,700,000)	0
Gain on disposal of subsidiaries		(1,057,363)	0		1,183,289
Impairment of property and equipment		2,298,887	0
Loss on remeasurement of DBOT investment		3,178,702	0
Change in fair value of warrant liabilities	[1],[2]						112,642
Impairment of other intangible assets					134,290		216,468	[1],[2]
Change in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable		(2,814,198)	(78,572,438)		7,591,420		(18,802,766)	[1]
Licensed content	[1]						759,698
Inventory					216,453
Prepaid expenses and other assets		2,446,822	(3,332,696)		(1,296,872)		4,130,372	[1]
Accounts payable		1,024,370	6,560,434		(7,564,499)		13,493,865	[1]
Deferred revenue		149,723	366,474		183,579		(1,124,119)	[1]
Amount due to related parties		(104,323)	71,939,834		120,000
Accrued expenses, salary and other current liabilities		3,217,279	1,530,544		3,050,895		(821,351)	[1]
Net cash used in operating activities		(8,712,029)	(17,641,902)		(20,160,210)		(10,318,774)	[1]
Cash flows from investing activities:
Acquisition of property and equipment		(1,809,092)	(167,891)		(6,762,248)		(63,877)	[1]
Proceeds from disposal of property	[1]						2,515,923
Proceeds from disposal of subsidiaries		694,282	0		(41,976)		(8,753)	[1]
Acquisition of subsidiaries, net of cash acquired		246,929	(2,840,219)		(2,784,243)		(754,361)	[1]
Investments in intangible assets					(301,495)
Payments for long term investments		(870,000)	(2,035,190)		(5,266,880)		(2,250,000)	[1]
Deposit for surety bond and other					(3,983,799)
Net cash used in investing activities		(1,737,881)	(5,043,300)		(19,140,641)		(525,456)	[1]
Cash flows from financing activities:
Proceeds from issuance of convertible note		4,802,300	12,000,000		13,000,000
Proceeds from issuance of shares and warrant		2,500,000	19,186,771		21,532,127		13,618,207	[1]
Borrowings from related parties		1,764,992	0		366,792		(293,977)	[1]
Capital contribution from noncontrolling interest shareholder	[1]						490,000
Exemption of amounts due to related parties	[1]						444,060
Net cash provided by financing activities		9,067,292	31,186,771		34,898,919		14,258,290	[1]
Effect of exchange rate changes on cash		(37,030)	(48,638)		(69,141)		83,488	[1]
Net (decrease)/increase in cash and restricted cash		(1,419,648)	8,452,931		(4,471,073)		3,497,548	[1]
Cash and cash equivalents at the beginning of the period		3,106,244	7,577,317	[1]	7,577,317	[1]	4,079,769	[1]
Cash and cash equivalents at the end of the period		1,686,596	16,030,248		3,106,244		7,577,317	[1]
Supplemental disclosure of cash flow information:
Cash paid for income tax					0		0	[1]
Cash paid for interest	[1]						407,863
Disposal of assets in exchange of GTB		20,218,920	0
Service Revenue received in GTB		40,700,000	0
Exchange of Series E Preferred Stock for Common stock	[1]						$ 7,155
Issuance of shares for acquisition of intangible assets		$ 10,005,000	$ 0		14,526,346
Issuance of earn-out shares					16,500
Asset retirement obligations acquired					$ 8,000,000

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)